Summary of Significant Accounting Policies, Shipping Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shipping Costs [Abstract]
Shipping costs	$ 22.8	$ 18.1	$ 15.1